Other assets	12 Months Ended
Dec. 31, 2021
Other assets.
Other assets

Note 16. Other assets

Skr mn	Dec 31, 2021	Dec 31, 2020
Claim against the State for CIRR loans and concessionary loans	7,208	12,359
Cash receivables, funding operations	191	465
Other	52	29
Total	7,451	12,853